CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 55,639	$ 1,409,070
Cryptocurrencies		178,687
Other receivables, net	1,035,865	1,705,333
Prepayments, net	554,995	21,333
Loans receivable, net	1,889,941	3,370,322
Total current assets	3,536,440	6,684,745
Total assets	3,536,440	6,684,745
CURRENT LIABILITIES
Convertible debentures		1,880,019
Other payables and accrued liabilities	372,083	611,151
Total current liabilities	372,083	2,491,170
NONCURRENT LIABILITIES
Convertible debentures		3,283,992
Total noncurrent liabilities		3,283,992
Total liabilities	372,083	5,775,162
COMMITMENTS AND CONTINGENCIES (Note 13)
SHAREHOLDERS' EQUITY
Ordinary Share		2,327,505
Additional paid-in capital	74,471,809	81,066,562
Accumulated deficit	(88,265,410)	(81,731,423)
Total Bit Origin Ltd shareholders' equity	3,900,132	1,662,644
NONCONTROLLING INTERESTS	(735,775)	(753,061)
Total equity	3,164,357	909,583
Total liabilities and shareholders' equity	3,536,440	$ 6,684,745
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Share	17,463,333
Class B Ordinary Share
SHAREHOLDERS' EQUITY
Ordinary Share	$ 230,400